STOCKHOLDERS' EQUITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.60
Number of Options, Outstading	200,000	0	1,020,000
Weighted Average Exercise Price, Outstanding	$ 0.6	$ 0	$ 0.6
Weighted Average Remaining Contractual Life (years), Outstanding	5 months 8 days
Number of Options, Excercisable	160,000
Weighted Average Exercise Price, Excercisable	$ 0.60
Weighted Average Remaining Contractual Life (years), Excercisable	5 months 8 days
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstading	200,000
Weighted Average Exercise Price, Outstanding	$ 0.60
Weighted Average Remaining Contractual Life (years), Outstanding	5 months 8 days
Number of Options, Excercisable	160,000
Weighted Average Exercise Price, Excercisable	$ 0.60
Weighted Average Remaining Contractual Life (years), Excercisable	5 months 8 days